TIMOTHY PLAN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.3%
	AEROSPACE & DEFENSE - 1.2%
639	TransDigm Group, Inc.	$571,375

	APPAREL & TEXTILE PRODUCTS - 6.7%
26,304	Capri Holdings Ltd.(a)	944,051
4,109	Deckers Outdoor Corporation(a)	2,168,154
		3,112,205
	BIOTECH & PHARMA - 2.1%
2,460	Argenx S.E. - ADR(a)	958,736

	CHEMICALS - 1.5%
3,081	Albemarle Corporation	687,340

	DATA CENTER REIT - 1.6%
6,383	Digital Realty Trust, Inc.	726,832

	DIVERSIFIED INDUSTRIALS - 1.8%
5,493	Dover Corporation	811,041

	ELECTRICAL EQUIPMENT - 1.5%
3,671	Trane Technologies PLC	702,115

	ENGINEERING & CONSTRUCTION - 2.7%
6,411	Quanta Services, Inc.	1,259,441

	HEALTH CARE FACILITIES & SERVICES - 7.2%
19,555	Cardinal Health, Inc.	1,849,317
5,831	ICON PLC(a)	1,458,916
		3,308,233
	HOME CONSTRUCTION - 1.0%
3,674	Lennar Corporation, Class A	460,389

	INDUSTRIAL SUPPORT SERVICES - 4.2%
4,355	United Rentals, Inc.	1,939,586

TIMOTHY PLAN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.3% (Continued)
	LEISURE FACILITIES & SERVICES - 2.4%
40,303	Bloomin’ Brands, Inc.	$1,083,748

	MACHINERY - 8.1%
6,510	Lincoln Electric Holdings, Inc.	1,293,081
15,683	Oshkosh Corporation	1,357,992
2,663	Parker-Hannifin Corporation	1,038,677
		3,689,750
	MEDICAL EQUIPMENT & DEVICES - 14.7%
1,280	Align Technology, Inc.(a)	452,659
46,042	Avantor, Inc.(a)	945,703
10,100	DexCom, Inc.(a)	1,297,951
20,549	GE HealthCare Technologies, Inc.	1,669,400
3,755	Insulet Corporation(a)	1,082,717
9,372	Zimmer Biomet Holdings, Inc.	1,364,563
		6,812,993
	OIL & GAS PRODUCERS - 5.5%
7,072	Cheniere Energy, Inc.	1,077,491
7,239	Devon Energy Corporation	349,933
4,290	Diamondback Energy, Inc.	563,534
13,055	EQT Corporation	536,952
		2,527,910
	RENEWABLE ENERGY - 1.4%
3,453	First Solar, Inc.(a)	656,381

	RETAIL - CONSUMER STAPLES - 1.4%
4,338	Dollar Tree, Inc.(a)	622,503

	RETAIL - DISCRETIONARY - 2.9%
8,589	Burlington Stores, Inc.(a)	1,351,823

	SEMICONDUCTORS - 9.4%
1,932	KLA Corporation	937,059
3,570	Monolithic Power Systems, Inc.	1,928,620
11,565	ON Semiconductor Corporation(a)	1,093,818

TIMOTHY PLAN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 94.3% (Continued)
	SEMICONDUCTORS - 9.4% (Continued)
3,217	Skyworks Solutions, Inc.	$356,090
		4,315,587
	SOFTWARE - 10.8%
4,864	Cadence Design Systems, Inc.(a)	1,140,705
9,732	Fortinet, Inc.(a)	735,642
8,700	Palo Alto Networks, Inc.(a)	2,222,936
6,230	Zscaler, Inc.(a)	911,449
		5,010,732
	TECHNOLOGY HARDWARE - 3.6%
6,203	Arista Networks, Inc.(a)	1,005,258
10,886	Seagate Technology Holdings plc	673,517
		1,678,775
	TECHNOLOGY SERVICES - 2.6%
2,268	Globant S.A.(a)	407,605
1,678	MSCI, Inc.	787,469
		1,195,074

	TOTAL COMMON STOCKS (Cost $34,461,493)	43,482,569

	SHORT-TERM INVESTMENT — 5.7%
	MONEY MARKET FUND - 5.7%
2,609,907	Fidelity Government Portfolio, Class I, 4.99% (Cost $2,609,907)(b)	2,609,907

	TOTAL INVESTMENTS - 100.0% (Cost $37,071,400)	$46,092,476
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(7,793)
	NET ASSETS - 100.0%	$46,084,683

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.5%
	AEROSPACE & DEFENSE - 3.0%
82,000	Safran S.A. - ADR	$3,217,680
58,000	Thales S.A. - ADR	1,740,580
		4,958,260
	AUTOMOTIVE - 1.5%
42,800	Magna International, Inc.	2,415,632

	BANKING - 11.2%
45,739	DBS Group Holdings Ltd. - ADR	4,274,309
105,000	DNB Bank ASA - ADR	1,985,550
41,800	HDFC Bank Ltd. - ADR	2,913,460
120,100	ICICI Bank Ltd. - ADR	2,771,908
284,000	Itau Unibanco Holding S.A. - ADR	1,675,600
93,600	KBC Group N.V. - ADR	3,267,576
202,000	Sumitomo Mitsui Financial Group, Inc. - ADR	1,737,200
		18,625,603
	CHEMICALS - 2.0%
90,420	Air Liquide S.A. - ADR	3,247,886

	CONSTRUCTION MATERIALS - 2.4%
56,000	CRH plc - ADR	3,120,880
27,500	Xinyi Glass Holdings Ltd. - ADR	864,325
		3,985,205
	ELECTRIC UTILITIES - 3.4%
440,000	Enel - Societa per Azioni - ADR	2,943,600
51,200	Iberdrola S.A. - ADR	2,676,224
		5,619,824
	ELECTRICAL EQUIPMENT - 3.3%
79,000	Daikin Industries Ltd. - ADR	1,618,710
104,600	Schneider Electric S.E. - ADR	3,803,256
		5,421,966
	ENGINEERING & CONSTRUCTION - 4.4%
134,000	Cellnex Telecom S.A. - ADR	2,698,760
155,000	Vinci S.A. - ADR	4,504,300
		7,203,060

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	FOOD - 2.9%
30,500	Kerry Group plc - ADR	$2,997,235
115,000	Mowi ASA - ADR	1,817,000
		4,814,235
	HEALTH CARE FACILITIES & SERVICES - 2.3%
15,400	ICON PLC(a)	3,853,080

	HOUSEHOLD PRODUCTS - 1.4%
89,000	Beiersdorf A.G. - ADR	2,354,940

	INDUSTRIAL SUPPORT SERVICES - 1.7%
10,000	Ashtead Group plc - ADR	2,790,000

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
191,500	Deutsche Boerse A.G. - ADR	3,531,260
86,000	London Stock Exchange Group plc - ADR	2,301,360
		5,832,620
	INSURANCE - 5.3%
38,100	Ageas S.A./NV - ADR	1,545,336
68,000	AIA Group Ltd. - ADR	2,769,640
66,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	2,499,960
81,000	Tokio Marine Holdings, Inc. - ADR	1,861,380
		8,676,316
	INTERNET MEDIA & SERVICES - 2.0%
221,000	Prosus N.V. - ADR	3,248,700
43,600	Yandex N.V., Class A(a)(b)(c)	43,600
		3,292,300
	LEISURE FACILITIES & SERVICES - 1.6%
48,000	Yum China Holdings, Inc.	2,712,000

	LEISURE PRODUCTS - 1.0%
95,000	Shimano, Inc. - ADR	1,583,650

	MACHINERY - 5.4%
244,000	Atlas Copco A.B. - ADR	3,059,760

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	MACHINERY - 5.4% (Continued)
98,000	FANUC Corporation - ADR	$1,717,940
77,150	Techtronic Industries Company Ltd. - ADR	4,228,592
		9,006,292
	MEDICAL EQUIPMENT & DEVICES - 8.4%
54,400	Alcon, Inc.	4,466,784
30,500	Hoya Corporation - ADR	3,640,480
118,000	Olympus Corporation - ADR	1,866,760
61,900	Smith & Nephew plc - ADR	1,996,275
57,500	Sysmex Corporation - ADR	1,961,325
		13,931,624
	METALS & MINING - 1.1%
28,300	Rio Tinto plc - ADR	1,806,672

	OIL & GAS PRODUCERS - 4.6%
46,000	Canadian Natural Resources Ltd.	2,587,960
155,000	Equinor ASA - ADR	4,527,550
30,500	Petroleo Brasileiro S.A. - ADR	421,815
		7,537,325
	RETAIL - CONSUMER STAPLES - 1.5%
115,000	Seven & i Holdings Company Ltd. - ADR	2,474,800

	RETAIL - DISCRETIONARY - 1.4%
9,300	ANTA Sports Products Ltd. - ADR	2,382,986

	SEMICONDUCTORS - 6.3%
5,750	ASML Holding N.V. - ADR	4,167,313
9,000	NXP Semiconductors N.V.	1,842,120
26,700	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,694,564
25,200	Tokyo Electron Ltd. - ADR	1,813,140
		10,517,137
	SOFTWARE - 2.7%
14,900	Nice Ltd. - ADR(a)	3,076,850
30,640	Open Text Corporation	1,273,092
		4,349,942

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	SPECIALTY FINANCE - 2.1%
37,400	ORIX Corporation - ADR	$3,411,254

	TECHNOLOGY HARDWARE - 1.5%
40,338	FUJIFILM Holdings Corporation - ADR	2,403,136

	TECHNOLOGY SERVICES - 3.7%
62,500	Amadeus IT Group S.A. - ADR(a)	4,760,000
89,000	Infosys Ltd. - ADR	1,430,230
		6,190,230
	TRANSPORTATION & LOGISTICS - 3.0%
61,800	Canadian Pacific Kansas City Ltd.	4,991,586

	WHOLESALE - CONSUMER STAPLES - 0.9%
19,000	ITOCHU Corporation - ADR	1,508,980

	TOTAL COMMON STOCKS (Cost $132,099,934)	157,898,541

	SHORT-TERM INVESTMENT — 4.2%
	MONEY MARKET FUND - 4.2%
6,881,557	Fidelity Government Portfolio, Class I, 4.98% (Cost $6,881,557)(d)	6,881,557

	TOTAL INVESTMENTS - 99.7% (Cost $138,981,491)	$164,780,098
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	460,331
	NET ASSETS - 100.0%	$165,240,429

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Illiquid security. At June 30, 2023, the illiquid security amounted to 0.03% of net assets.

(c)	The value of this security has been determined in good faith under policies approved by the Board of Trustees.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JUNE 30, 2023

Diversification of Assets
Country	% of Net Assets
Japan	16.7%
France	10.0%
Canada	6.8%
Spain	6.1%
Ireland	6.0%
Netherlands	5.6%
United Kingdom	5.4%
Germany	5.1%
Norway	5.0%
India	4.3%
Hong Kong	4.2%
Belgium	2.9%
Switzerland	2.7%
Singapore	2.6%
Cayman Islands	2.0%
Israel	1.9%
Sweden	1.9%
Italy	1.8%
United States	1.6%
Taiwan Province Of China	1.6%
Brazil	1.3%
Total	95.5%
Money Market Funds	4.2%
Other Assets Less Liabilities - Net	0.3%
Grand Total	100.0%

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 84.1%
	AEROSPACE & DEFENSE - 1.7%
2,878	TransDigm Group, Inc.	$2,573,421

	AUTOMOTIVE - 0.4%
2,530	Tesla, Inc.(a)	662,278

	BANKING - 1.0%
40,058	Western Alliance Bancorp	1,460,915

	BIOTECH & PHARMA - 4.4%
10,927	Vertex Pharmaceuticals, Inc.(a)	3,845,321
16,776	Zoetis, Inc.	2,888,995
		6,734,316
	CABLE & SATELLITE - 1.3%
3,137	Cable One, Inc.	2,061,260

	CHEMICALS - 3.9%
19,904	FMC Corporation	2,076,783
10,269	New Linde plc	3,913,311
		5,990,094
	CONSTRUCTION MATERIALS - 4.0%
8,874	Martin Marietta Materials, Inc.	4,097,037
15,126	Owens Corning	1,973,943
		6,070,980
	DATA CENTER REIT - 0.9%
12,244	Digital Realty Trust, Inc.	1,394,224

	ELECTRIC UTILITIES - 1.2%
25,433	NextEra Energy, Inc.	1,887,129

	ELECTRICAL EQUIPMENT - 4.3%
38,579	Amphenol Corporation, Class A	3,277,286
16,897	Fortive Corporation	1,263,389
12,620	Keysight Technologies, Inc.(a)	2,113,219
		6,653,894

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 84.1% (Continued)
	INFRASTRUCTURE REIT - 1.4%
18,221	Crown Castle, Inc.	$2,076,101

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
20,318	Intercontinental Exchange, Inc.	2,297,559

	INSURANCE - 4.2%
17,929	Arthur J Gallagher & Company	3,936,671
95,055	Equitable Holdings, Inc.	2,581,694
		6,518,365
	LEISURE FACILITIES & SERVICES - 1.0%
701	Chipotle Mexican Grill, Inc.(a)	1,499,439

	MACHINERY - 2.4%
6,585	Caterpillar, Inc.	1,620,239
24,368	Oshkosh Corporation	2,110,025
		3,730,264
	MEDICAL EQUIPMENT & DEVICES - 9.4%
4,406	Danaher Corporation	1,057,440
22,363	Edwards Lifesciences Corporation(a)	2,109,502
9,709	Insulet Corporation(a)	2,799,493
8,449	Intuitive Surgical, Inc.(a)	2,889,050
32,626	Merit Medical Systems, Inc.(a)	2,728,839
18,869	Zimmer Biomet Holdings, Inc.	2,747,326
		14,331,650
	OIL & GAS PRODUCERS - 2.5%
20,923	ConocoPhillips	2,167,832
12,181	Diamondback Energy, Inc.	1,600,096
		3,767,928
	RETAIL - CONSUMER STAPLES - 2.6%
3,617	Costco Wholesale Corporation	1,947,320
12,055	Dollar General Corporation	2,046,698
		3,994,018
	RETAIL - DISCRETIONARY - 3.4%
10,832	Lowe’s Companies, Inc.	2,444,782

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 84.1% (Continued)
	RETAIL - DISCRETIONARY - 3.4% (Continued)
2,814	O’Reilly Automotive, Inc.(a)	$2,688,215
		5,132,997
	SEMICONDUCTORS - 15.1%
21,908	Advanced Micro Devices, Inc.(a)	2,495,540
16,595	Analog Devices, Inc.	3,232,872
6,552	Broadcom, Inc.	5,683,401
15,396	NVIDIA Corporation	6,512,816
12,273	NXP Semiconductors N.V.	2,512,038
27,365	ON Semiconductor Corporation(a)	2,588,182
		23,024,849
	SOFTWARE - 10.3%
38,849	DocuSign, Inc.(a)	1,984,795
17,898	Palo Alto Networks, Inc.(a)	4,573,118
5,129	ServiceNow, Inc.(a)	2,882,344
10,642	Synopsys, Inc.(a)	4,633,634
3,894	Tyler Technologies, Inc.(a)	1,621,734
		15,695,625
	TECHNOLOGY HARDWARE - 3.1%
10,877	Arista Networks, Inc.(a)	1,762,727
43,979	Ciena Corporation(a)	1,868,668
18,236	Seagate Technology Holdings plc	1,128,261
		4,759,656
	TECHNOLOGY SERVICES - 1.8%
15,075	CDW Corporation	2,766,263

	TRANSPORTATION & LOGISTICS - 1.4%
25,766	Canadian Pacific Kansas City Ltd.	2,081,120

	TRANSPORTATION EQUIPMENT - 0.9%
16,394	PACCAR, Inc.	1,371,358

	TOTAL COMMON STOCKS (Cost $98,122,380)	128,535,703

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.3%
	EQUITY - 14.3%
624,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	$14,345,635
209,000	Timothy Plan US Large/Mid Cap Core ETF(b)	7,518,942
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,565,045)	21,864,577

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUND - 1.7%
2,672,785	Fidelity Government Portfolio, Class I, 4.99% (Cost $2,672,785)(c)	2,672,785

	TOTAL INVESTMENTS - 100.1% (Cost $122,360,210)	$153,073,065
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(86,566)
	NET ASSETS - 100.0%	$152,986,499

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 86.2%
	AEROSPACE & DEFENSE - 2.3%
25,468	Mercury Systems, Inc.(a)	$880,938
27,822	Moog, Inc., Class A	3,016,740
		3,897,678
	AUTOMOTIVE - 0.7%
36,330	Methode Electronics, Inc.	1,217,782

	BANKING - 14.1%
107,265	Atlantic Union Bankshares Corporation	2,783,527
34,780	Banner Corporation	1,518,843
32,315	City Holding Company	2,908,027
94,325	First Bancorp	2,806,169
48,966	National Bank Holdings Corporation, Class A	1,421,973
83,660	Provident Financial Services, Inc.	1,367,004
107,696	Renasant Corporation	2,814,096
43,000	Sandy Spring Bancorp, Inc.	975,240
134,760	Seacoast Banking Corp of Florida	2,978,196
49,115	Triumph Financial, Inc.(a)	2,982,263
71,588	Veritex Holdings, Inc.	1,283,573
		23,838,911
	BIOTECH & PHARMA - 1.8%
51,213	Prestige Consumer Healthcare, Inc.(a)	3,043,589

	CHEMICALS - 4.6%
39,470	Avient Corporation	1,614,323
141,900	Ecovyst, Inc.(a)	1,626,174
15,172	Innospec, Inc.	1,523,876
31,325	Stepan Company	2,993,416
		7,757,789
	CONSTRUCTION MATERIALS - 0.9%
39,502	Summit Materials, Inc., Class A(a)	1,495,151

	ELECTRIC UTILITIES - 3.5%
74,611	Avista Corporation	2,929,974

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 86.2% (Continued)
	ELECTRIC UTILITIES - 3.5% (Continued)
51,976	NorthWestern Corporation	$2,950,158
		5,880,132
	ENGINEERING & CONSTRUCTION - 1.8%
18,877	Comfort Systems USA, Inc.	3,099,603

	FOOD - 3.6%
117,111	Hostess Brands, Inc.(a)	2,965,251
18,894	J & J Snack Foods Corporation	2,992,053
		5,957,304
	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
33,893	Boise Cascade Company	3,062,233

	HEALTH CARE FACILITIES & SERVICES - 1.8%
90,831	Patterson Companies, Inc.	3,021,039

	HOME CONSTRUCTION - 2.7%
20,204	Century Communities, Inc.	1,548,030
29,979	Masonite International Corporation(a)	3,071,049
		4,619,079
	HOUSEHOLD PRODUCTS - 0.8%
38,384	Central Garden & Pet Company, Class A(a)	1,399,481

	INDUSTRIAL INTERMEDIATE PROD - 1.0%
38,788	AZZ, Inc.	1,685,726

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
68,387	Moelis & Company, Class A	3,100,666
21,303	Piper Sandler Cos	2,753,626
		5,854,292
	INSURANCE - 2.9%
27,205	AMERISAFE, Inc.	1,450,571
69,682	BRP Group, Inc., Class A(a)	1,726,719
65,697	Skyward Specialty Insurance Group, Inc.(a)	1,668,704
		4,845,994

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 86.2% (Continued)
	LEISURE FACILITIES & SERVICES - 2.7%
36,073	Chuy’s Holdings, Inc.(a)	$1,472,500
40,675	Papa John’s International, Inc.	3,003,035
		4,475,535
	MACHINERY - 5.5%
16,348	Alamo Group, Inc.	3,006,561
31,618	Albany International Corporation, Class A	2,949,327
49,313	Federal Signal Corporation	3,157,512
		9,113,400
	MEDICAL EQUIPMENT & DEVICES - 3.9%
83,948	Avanos Medical, Inc.(a)	2,145,711
21,777	CONMED Corporation	2,959,276
16,963	Merit Medical Systems, Inc.(a)	1,418,785
		6,523,772
	METALS & MINING - 2.3%
12,198	Encore Wire Corporation	2,267,974
56,545	Livent Corporation(a)	1,551,029
		3,819,003
	OFFICE REIT - 2.7%
129,556	Corporate Office Properties Trust	3,076,955
110,007	Easterly Government Properties, Inc.	1,595,102
		4,672,057
	OIL & GAS PRODUCERS - 6.5%
9,736	Chord Energy Corporation	1,497,397
203,560	Enerplus Corporation	2,945,513
95,663	Northern Oil and Gas, Inc.	3,283,154
123,191	Sitio Royalties Corporation, Class A	3,236,228
		10,962,292
	REAL ESTATE INVESTMENT TRUSTS - 6.5%
129,526	Plymouth Industrial REIT, Inc.	2,981,689
59,074	PotlatchDeltic Corporation	3,122,061
224,180	Summit Hotel Properties, Inc.	1,459,412
209,428	Urban Edge Properties	3,231,473
		10,794,635

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 86.2% (Continued)
	RETAIL - DISCRETIONARY - 3.6%
56,709	Academy Sports & Outdoors, Inc.	$3,065,121
70,858	Monro, Inc.	2,878,961
		5,944,082
	RETAIL REIT - 1.8%
117,043	Four Corners Property Trust, Inc.	2,972,892

	SOFTWARE - 0.1%
5,636	Avid Technology, Inc.(a)	143,718

	TECHNOLOGY HARDWARE - 1.9%
282,868	Viavi Solutions, Inc.(a)	3,204,894

	TRANSPORTATION & LOGISTICS - 1.0%
17,530	ArcBest Corporation	1,731,964

	TOTAL COMMON STOCKS (Cost $141,495,680)	145,034,027

	EXCHANGE-TRADED FUNDS — 11.0%
	EQUITY - 11.0%
580,000	Timothy Plan US Small Cap Core ETF(b) (Cost$14,834,080)	18,492,720

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUND - 1.6%
2,665,766	Fidelity Government Portfolio, Class I, 4.99% (Cost $2,665,766)(c)	2,665,766

	TOTAL INVESTMENTS - 98.8% (Cost $158,995,526)	$166,192,513
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%	1,948,842
	NET ASSETS - 100.0%	$168,141,355

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 77.0%
	AEROSPACE & DEFENSE - 1.8%
24,979	General Dynamics Corporation	$5,374,232

	BANKING - 2.8%
61,433	BOK Financial Corporation	4,962,559
30,297	Cullen/Frost Bankers, Inc.	3,257,836
		8,220,395
	CHEMICALS - 2.3%
24,982	Sherwin-Williams Company (The)	6,633,221

	COMMERCIAL SUPPORT SERVICES - 1.9%
39,871	Waste Connections, Inc.	5,698,762

	CONTAINERS & PACKAGING - 1.6%
55,114	Crown Holdings, Inc.	4,787,753

	DIVERSIFIED INDUSTRIALS - 2.5%
36,789	Eaton Corp plc	7,398,268

	ELECTRIC UTILITIES - 3.7%
89,542	CMS Energy Corporation	5,260,593
62,624	WEC Energy Group, Inc.	5,525,941
		10,786,534
	FOOD - 4.1%
38,411	J M Smucker Company (The)	5,672,152
74,329	McCormick & Company, Inc.	6,483,719
		12,155,871
	HEALTH CARE FACILITIES & SERVICES - 1.2%
11,754	HCA Healthcare, Inc.	3,567,104

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
57,253	Intercontinental Exchange, Inc.	6,474,169

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 77.0% (Continued)
	INSURANCE - 2.2%
30,074	Arthur J Gallagher & Company	$6,603,348

	LEISURE FACILITIES & SERVICES - 2.1%
18,731	Domino’s Pizza, Inc.	6,312,160

	MEDICAL EQUIPMENT & DEVICES - 6.8%
25,379	Danaher Corporation	6,090,960
42,105	PerkinElmer, Inc.	5,001,653
23,046	STERIS plc	5,184,889
26,921	Zimmer Biomet Holdings, Inc.	3,919,698
		20,197,200
	OIL & GAS PRODUCERS - 3.8%
54,647	ConocoPhillips	5,661,975
47,470	EOG Resources, Inc.	5,432,467
		11,094,442
	REAL ESTATE INVESTMENT TRUSTS - 3.9%
49,812	Crown Castle, Inc.	5,675,579
47,188	Prologis, Inc.	5,786,665
		11,462,244
	RETAIL - CONSUMER STAPLES - 3.8%
12,242	Costco Wholesale Corporation	6,590,848
27,589	Dollar General Corporation	4,684,060
		11,274,908
	RETAIL - DISCRETIONARY - 4.5%
8,006	O’Reilly Automotive, Inc.(a)	7,648,131
25,417	Tractor Supply Company	5,619,699
		13,267,830
	SEMICONDUCTORS - 15.2%
10,828	ASML Holding N.V.	7,847,593
9,051	Broadcom, Inc.	7,851,109
93,501	Lattice Semiconductor Corporation(a)	8,982,641
75,189	Microchip Technology, Inc.	6,736,183
10,949	Monolithic Power Systems, Inc.	5,914,978

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 77.0% (Continued)
	SEMICONDUCTORS - 15.2% (Continued)
17,708	NVIDIA Corporation	$7,490,838
		44,823,342
	SOFTWARE - 6.1%
24,878	Cadence Design Systems, Inc.(a)	5,834,389
16,143	Synopsys, Inc.(a)	7,028,823
12,713	Tyler Technologies, Inc.(a)	5,294,583
		18,157,795
	TECHNOLOGY SERVICES - 2.3%
20,120	CACI International, Inc., Class A(a)	6,857,701

	TRANSPORTATION & LOGISTICS - 2.2%
31,118	Union Pacific Corporation	6,367,365

	TOTAL COMMON STOCKS (Cost $166,318,109)	227,514,644

	EXCHANGE-TRADED FUNDS — 17.3%
	EQUITY - 17.3%
573,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	13,032,828
382,500	Timothy Plan High Dividend Stock ETF(b)	12,048,062
634,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	14,575,533
318,000	Timothy Plan US Large/Mid Cap Core ETF(b)	11,440,304
	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,945,129)	51,096,727

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.8%
	MONEY MARKET FUND - 5.8%
17,005,304	Fidelity Government Portfolio, Class I, 4.99% (Cost $17,005,304)(c)	$17,005,304

	TOTAL INVESTMENTS - 100.1% (Cost $232,268,542)	$295,616,675
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(165,143)
	NET ASSETS - 100.0%	$295,451,532

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUND — 14.4%
	EQUITY - 14.4%
620,000	Timothy Plan Market Neutral ETF (a) (Cost $15,521,700)			$15,085,654

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 28.5%
	CHEMICALS — 3.2%
1,212,000	LYB International Finance BV	4.0000	07/15/23	1,210,359
1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,507,721
805,000	Nutrien Ltd.	2.9500	05/13/30	699,755
				3,417,835
	COMMERCIAL SUPPORT SERVICES — 0.9%
450,000	Republic Services, Inc.	5.0000	04/01/34	449,119
450,000	Waste Management, Inc.	4.6250	02/15/33	440,914
				890,033
	ELECTRIC UTILITIES — 4.5%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,038,166
1,000,000	Electricite de France S.A.(b)	5.7000	05/23/28	998,797
855,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	841,029
405,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	403,967
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	424,144
				4,706,103
	GAS & WATER UTILITIES — 2.0%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,056,869

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	951,740

	MACHINERY — 1.7%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	886,132
900,000	John Deere Capital Corporation	4.3500	09/15/32	883,540
				1,769,672

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 28.5% (Continued)
	METALS & MINING — 0.9%
450,000	BHP Billiton Finance USA Ltd.	4.9000	02/28/33	$448,217
450,000	Rio Tinto Finance USA PLC	5.0000	03/09/33	453,625
				901,842
	OIL & GAS PRODUCERS — 7.0%
1,580,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	1,542,401
1,980,000	Energy Transfer Operating, L.P.	6.2500	04/15/49	1,931,099
1,125,000	Energy Transfer, L.P.	5.7500	02/15/33	1,133,810
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	457,603
2,240,000	Phillips 66 Company	3.6050	02/15/25	2,162,232
				7,227,145
	REAL ESTATE INVESTMENT TRUSTS — 3.2%
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,397,287
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	1,975,936
				3,373,223
	RETAIL - CONSUMER STAPLES — 1.4%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,497,392

	TRANSPORTATION & LOGISTICS — 2.8%
1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	959,615
2,190,000	CSX Corporation	3.2500	06/01/27	2,062,307
				3,021,922

	TOTAL CORPORATE BONDS (Cost $31,659,954)			29,813,776

	NON U.S. GOVERNMENT & AGENCIES — 2.0%
	LOCAL AUTHORITY — 2.0%
2,235,000	Province of Ontario Canada (Cost $2,296,010)	2.5000	04/27/26	2,102,814

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.0%
	AGENCY FIXED RATE — 33.9%
1,274,252	Fannie Mae Pool FM5537	2.0000	01/01/36	$1,131,710
976,331	Fannie Mae Pool MA4316	2.5000	04/01/36	889,692
1,455,321	Fannie Mae Pool MA4333	2.0000	05/01/41	1,240,592
701,472	Fannie Mae Pool MA4366	2.5000	06/01/41	610,438
416,140	Fannie Mae Pool MA4475	2.5000	10/01/41	362,098
1,200,533	Fannie Mae Pool MA4617	3.0000	04/01/42	1,079,105
1,015,360	Fannie Mae Pool FM4053	2.5000	08/01/50	870,381
1,308,468	Fannie Mae Pool CA8897	3.0000	02/01/51	1,165,289
870,610	Fannie Mae Pool MA4258	3.5000	02/01/51	799,267
449,879	Fannie Mae Pool FM6550	2.0000	03/01/51	371,134
834,357	Fannie Mae Pool CB0855	3.0000	06/01/51	737,163
507,225	Fannie Mae Pool FS1807	3.5000	07/01/51	467,823
956,761	Fannie Mae Pool CB3486	3.5000	05/01/52	873,440
526,935	Fannie Mae Pool FS1704	4.0000	05/01/52	498,217
910,667	Fannie Mae Pool BV9960	4.0000	06/01/52	857,053
1,059,405	Fannie Mae Pool FS3392	4.0000	09/01/52	995,395
897,560	Fannie Mae Pool FS3159	4.5000	10/01/52	867,793
879,905	Fannie Mae Pool FS4075	5.0000	04/01/53	868,207
58,394	Ginnie Mae I Pool 723248	5.0000	10/15/39	58,770
250,858	Ginnie Mae I Pool 783060	4.0000	08/15/40	240,259
137,214	Ginnie Mae I Pool 783403	3.5000	09/15/41	129,540
105,613	Ginnie Mae II Pool 4520	5.0000	08/20/39	107,459
140,538	Ginnie Mae II Pool 4947	5.0000	02/20/41	141,936
251,682	Ginnie Mae II Pool MA3376	3.5000	01/20/46	236,325
161,112	Ginnie Mae II Pool MA3596	3.0000	04/20/46	146,754
431,700	Ginnie Mae II Pool MA3663	3.5000	05/20/46	405,102
154,766	Ginnie Mae II Pool MA3736	3.5000	06/20/46	145,283
264,240	Ginnie Mae II Pool MA4004	3.5000	10/20/46	247,691
179,034	Ginnie Mae II Pool MA4509	3.0000	06/20/47	162,378
214,289	Ginnie Mae II Pool MA4652	3.5000	08/20/47	200,415
263,494	Ginnie Mae II Pool MA4719	3.5000	09/20/47	246,339
270,300	Ginnie Mae II Pool MA4778	3.5000	10/20/47	253,177
214,452	Ginnie Mae II Pool MA4901	4.0000	12/20/47	205,953
186,187	Ginnie Mae II Pool MA4963	4.0000	01/20/48	178,815

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.0% (Continued)
	AGENCY FIXED RATE — 33.9% (Continued)
180,238	Ginnie Mae II Pool MA6092	4.5000	08/20/49	$175,161
194,771	Ginnie Mae II Pool MA6156	4.5000	09/20/49	189,932
648,341	Ginnie Mae II Pool BN2662	3.0000	10/20/49	580,520
176,674	Ginnie Mae II Pool MA6221	4.5000	10/20/49	172,848
179,842	Ginnie Mae II Pool MA6477	4.5000	02/20/50	175,913
289,273	Ginnie Mae II Pool MA6478	5.0000	02/20/50	289,192
288,645	Ginnie Mae II Pool MA6544	4.5000	03/20/50	282,498
203,050	Ginnie Mae II Pool MA6545	5.0000	03/20/50	203,029
1,133,556	Ginnie Mae II Pool MA6598	2.5000	04/20/50	989,472
287,776	Ginnie Mae II Pool MA6600	3.5000	04/20/50	268,337
244,421	Ginnie Mae II Pool MA6601	4.0000	04/20/50	233,227
219,302	Ginnie Mae II Pool MA6603	5.0000	04/20/50	219,230
1,010,850	Ginnie Mae II Pool MA7255	2.5000	03/20/51	879,318
747,507	Ginnie Mae II Pool MA7418	2.5000	06/20/51	648,880
1,255,102	Ginnie Mae II Pool MA7419	3.0000	06/20/51	1,127,786
1,128,604	Ginnie Mae II Pool MA7472	2.5000	07/20/51	977,927
1,331,723	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,205,637
1,092,878	Ginnie Mae II Pool CE1990	2.5000	09/20/51	946,213
1,316,776	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,140,796
1,066,492	Ginnie Mae II Pool MA7768	3.0000	12/20/51	955,628
1,081,629	Ginnie Mae II Pool MA7829	3.5000	01/20/52	999,104
1,073,221	Ginnie Mae II Pool MA7939	4.0000	03/20/52	1,016,051
1,173,728	Ginnie Mae II Pool MA7987	2.5000	04/20/52	1,017,184
1,156,628	Ginnie Mae II Pool MA8098	3.0000	06/20/52	1,035,231
1,121,993	Ginnie Mae II Pool MA8268	4.5000	09/20/52	1,084,739
885,899	Ginnie Mae II Pool MA8800	5.0000	04/20/53	871,867
	TOTAL AGENCY FIXED RATE (Cost $39,703,094)			35,476,713

	U.S. TREASURY NOTES — 19.1%
700,000	United States Treasury Note	2.2500	11/15/24	672,314
1,180,000	United States Treasury Note	2.0000	08/15/25	1,113,303
740,000	United States Treasury Note	0.6250	07/31/26	659,236
2,030,000	United States Treasury Note	1.2500	09/30/28	1,757,060
2,010,000	United States Treasury Note	1.2500	08/15/31	1,649,299

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 53.0% (Continued)
	U.S. TREASURY NOTES — 19.1% (Continued)
$4,575,000	United States Treasury Note	3.5000	02/15/33	$4,454,906
5,215,000	United States Treasury Note	1.7500	08/15/41	3,661,399
2,570,000	United States Treasury Note	2.0000	08/15/51	1,749,357
4,465,000	United States Treasury Note	3.6250	02/15/53	4,279,423
	TOTAL U.S. TREASURY NOTES (Cost $22,170,345)			19,996,297

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $61,873,439)			55,473,010

Shares
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
1,625,964	Fidelity Government Portfolio, Class I, 4.98% (Cost $1,625,964)(c)			1,625,964

	TOTAL INVESTMENTS - 99.5% (Cost $112,977,067)			$104,101,218
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			536,132
	NET ASSETS - 100.0%			$104,637,350

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Investment in affiliate.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the total market value of 144A securities is $998,797 or 1.0% of net assets.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 12.2%
	EQUITY - 12.2%
786,900	Timothy Plan Market Neutral ETF (a) (Cost $19,700,042)			$19,146,615

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 84.0%
	AEROSPACE & DEFENSE — 1.3%
2,000,000	TransDigm, Inc.(b)	6.7500	08/15/28	2,010,286

	ASSET MANAGEMENT — 1.4%
1,100,000	AG TTMT Escrow Issuer, LLC(b)	8.6250	09/30/27	1,128,518
250,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.7500	09/15/24	238,995
1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.3750	02/01/29	786,730
				2,154,243
	AUTOMOTIVE — 2.5%
1,000,000	Adient Global Holdings Ltd.(b)	7.0000	04/15/28	1,011,875
1,500,000	Adient Global Holdings Ltd.(b)	8.2500	04/15/31	1,524,947
1,500,000	Goodyear Tire & Rubber Company (The)	5.6250	04/30/33	1,304,777
				3,841,599
	BIOTECH & PHARMA — 0.6%
1,500,000	Emergent BioSolutions, Inc.(b)	3.8750	08/15/28	874,192

	CHEMICALS — 5.4%
1,500,000	Avient Corporation(b)	7.1250	08/01/30	1,514,594
2,000,000	Axalta Coating Systems LLC(b)	3.3750	02/15/29	1,704,339
2,000,000	Chemours Company (The)(b)	4.6250	11/15/29	1,692,244
2,000,000	Polar US Borrower, LLC / Schenectady International(b)	6.7500	05/15/26	1,184,914
1,000,000	WR Grace Holdings, LLC(b)	5.6250	08/15/29	820,250
1,500,000	WR Grace Holdings, LLC(b)	7.3750	03/01/31	1,471,322
				8,387,663
	COMMERCIAL SUPPORT SERVICES — 7.2%
1,125,000	Allied Universal Holdco, LLC / Allied Universal(b)	4.6250	06/01/28	953,843
125,000	Atlas LuxCompany 4 S.A.RL / Allied Universal(b)	4.6250	06/01/28	105,297
1,125,000	Clean Harbors, Inc.(b)	6.3750	02/01/31	1,133,100

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 84.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 7.2% (Continued)
2,000,000	Covanta Holding Corporation		5.0000	09/01/30	$1,700,600
1,125,000	Covert Mergeco, Inc.(b)		4.8750	12/01/29	974,548
2,800,000	GFL Environmental Inc(b)		4.0000	08/01/28	2,506,533
250,000	GFL Environmental, Inc.(b)		4.3750	08/15/29	222,780
2,505,000	Harsco Corporation(b)		5.7500	07/31/27	2,183,383
1,700,000	Waste Pro USA, Inc.(b)		5.5000	02/15/26	1,578,914
					11,358,998
	CONSTRUCTION MATERIALS — 0.4%
500,000	Cemex S.A.B. de C.V.(b)		5.2000	09/17/30	468,213
250,000	Cemex S.A.B. de C.V.(b)		3.8750	07/11/31	210,670
					678,883
	CONSUMER SERVICES — 1.7%
2,000,000	PROG Holdings, Inc.(b)		6.0000	11/15/29	1,755,440
1,000,000	Rent-A-Center, Inc.(b)		6.3750	02/15/29	888,475
					2,643,915
	CONTAINERS & PACKAGING — 8.5%
625,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)		6.0000	06/15/27	614,639
1,500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)		4.0000	09/01/29	1,189,630
1,750,000	Canpack S.A. / Canpack US, LLC(b)		3.8750	11/15/29	1,426,468
1,000,000	Graham Packaging Company, Inc.(b)		7.1250	08/15/28	855,105
750,000	Graphic Packaging International, LLC(b)		3.7500	02/01/30	647,834
1,250,000	LABL, Inc.(b)		5.8750	11/01/28	1,139,067
375,000	LABL, Inc.(b)		9.5000	11/01/28	381,993
750,000	LABL, Inc.(b)		8.2500	11/01/29	628,594
2,550,000	Mauser Packaging Solutions Holding Company(b)		7.8750	08/15/26	2,532,849
3,000,000	Pactiv Evergreen Group Issuer, LLC / Pactiv(b)		4.3750	10/15/28	2,601,056
1,250,000	TriMas Corporation(b)		4.1250	04/15/29	1,115,075
					13,132,310
	ELECTRIC UTILITIES — 0.8%
1,250,000	Vistra Corporation(b),(c)	H15T5Y + 5.740%	7.0000	06/15/70	1,092,032
250,000	Vistra Operations Company, LLC(b)		4.3750	05/01/29	219,206
					1,311,238
	ELECTRICAL EQUIPMENT — 0.6%
500,000	BWX Technologies, Inc.(b)		4.1250	06/30/28	456,538

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 84.0% (Continued)
	ELECTRICAL EQUIPMENT — 0.6% (Continued)
500,000	BWX Technologies, Inc.(b)	4.1250	04/15/29	$452,000
				908,538
	ENGINEERING & CONSTRUCTION — 1.5%
2,694,000	Dycom Industries, Inc.(b)	4.5000	04/15/29	2,449,115

	FOOD — 0.9%
1,350,000	Darling Ingredients, Inc.(b)	6.0000	06/15/30	1,319,929

	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
1,750,000	Mercer International, Inc.	5.1250	02/01/29	1,364,213

	HEALTH CARE FACILITIES & SERVICES — 3.2%
1,391,000	Ardent Health Services, Inc.(b)	5.7500	07/15/29	1,200,739
500,000	Catalent Pharma Solutions, Inc.(b)	3.1250	02/15/29	407,005
250,000	LifePoint Health, Inc.(b)	5.3750	01/15/29	142,501
1,000,000	MEDNAX, Inc.(b)	5.3750	02/15/30	921,050
1,500,000	Tenet Healthcare Corporation	6.1250	10/01/28	1,445,490
500,000	Tenet Healthcare Corporation	4.3750	01/15/30	451,685
500,000	Tenet Healthcare Corporation(b)	6.7500	05/15/31	501,835
				5,070,305
	HOME CONSTRUCTION — 4.2%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)	6.6250	01/15/28	478,655
1,000,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)	4.6250	08/01/29	853,615
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)	4.6250	04/01/30	427,485
2,792,000	Interface Inc(b)	5.5000	12/01/28	2,268,570
1,500,000	STL Holding Company, LLC(b)	7.5000	02/15/26	1,380,000
1,273,000	Weekley Homes, LLC / Weekley Finance Corporation(b)	4.8750	09/15/28	1,147,634
				6,555,959
	HOUSEHOLD PRODUCTS — 0.6%
1,050,000	Energizer Holdings, Inc.(b)	6.5000	12/31/27	1,010,622

	INDUSTRIAL SUPPORT SERVICES — 0.7%
1,000,000	Ashtead Capital, Inc.(b)	2.4500	08/12/31	785,117
250,000	BCPE Empire Holdings, Inc.(b)	7.6250	05/01/27	232,772
				1,017,889

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 84.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
500,000	LPL Holdings, Inc.(b)	4.6250	11/15/27	$469,572
1,750,000	LPL Holdings, Inc.(b)	4.0000	03/15/29	1,537,248
				2,006,820
	INSURANCE — 0.9%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(b)	4.2500	02/15/29	864,155
500,000	HUB International Ltd.(b)	7.2500	06/15/30	517,405
				1,381,560
	LEISURE FACILITIES & SERVICES — 0.6%
1,000,000	Brinker International, Inc.(b)	8.2500	07/15/30	986,230

	LEISURE PRODUCTS — 0.5%
1,000,000	Vista Outdoor, Inc.(b)	4.5000	03/15/29	810,956

	MACHINERY — 0.1%
250,000	Redwood Star Merger Sub, Inc.(b)	8.7500	04/01/30	225,287

	MEDICAL EQUIPMENT & DEVICES — 1.1%
1,000,000	Mozart Debt Merger Sub, Inc.(b)	3.8750	04/01/29	867,481
1,000,000	Mozart Debt Merger Sub, Inc.(b)	5.2500	10/01/29	868,703
				1,736,184
	METALS & MINING — 0.6%
1,250,000	Kaiser Aluminum Corporation(b)	4.5000	06/01/31	1,001,388

	OIL & GAS PRODUCERS — 7.1%
1,750,000	Colgate Energy Partners III, LLC(b)	5.8750	07/01/29	1,650,280
3,322,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	2,968,011
500,000	Crestwood Midstream Partners, L.P. / Crestwood	5.7500	04/01/25	491,703
1,500,000	Crestwood Midstream Partners, L.P. / Crestwood(b)	5.6250	05/01/27	1,423,500
100,000	Earthstone Energy Holdings, LLC(b)	8.0000	04/15/27	96,439
500,000	Genesis Energy, L.P. / Genesis Energy Finance	7.7500	02/01/28	476,179
250,000	Genesis Energy, L.P. / Genesis Energy Finance	8.8750	04/15/30	244,483
1,000,000	Global Partners, L.P. / GLP Finance Corporation	7.0000	08/01/27	971,701

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 84.0% (Continued)
	OIL & GAS PRODUCERS — 7.1% (Continued)
1,000,000	ITT Holdings, LLC(b)		6.5000	08/01/29	$843,740
1,750,000	NuStar Logistics, L.P.		5.6250	04/28/27	1,680,350
275,000	PBF Holding Company, LLC / PBF Finance Corporation		7.2500	06/15/25	274,769
					11,121,155
	PUBLISHING & BROADCASTING — 0.2%
500,000	Gray Television, Inc.(b)		4.7500	10/15/30	339,608

	REAL ESTATE INVESTMENT TRUSTS — 2.0%
1,500,000	Diversified Healthcare Trust		9.7500	06/15/25	1,440,693
1,250,000	Service Properties Trust		7.5000	09/15/25	1,228,196
500,000	Service Properties Trust		5.5000	12/15/27	440,090
					3,108,979
	REAL ESTATE OWNERS & DEVELOPERS — 1.4%
2,749,000	Howard Hughes Corporation (The)(b)		4.3750	02/01/31	2,196,506

	RETAIL - CONSUMER STAPLES — 0.5%
1,000,000	Ingles Markets, Inc.(b)		4.0000	06/15/31	839,623

	RETAIL - DISCRETIONARY — 4.8%
1,800,000	Beacon Roofing Supply, Inc.(b)		4.1250	05/15/29	1,594,971
2,412,000	Ken Garff Automotive, LLC(b)		4.8750	09/15/28	2,124,945
1,250,000	Lithia Motors, Inc.(b)		3.8750	06/01/29	1,087,606
500,000	Lithia Motors, Inc.(b)		4.3750	01/15/31	432,122
1,500,000	PetSmart, Inc. / PetSmart Finance Corporation(b)		7.7500	02/15/29	1,492,089
1,050,000	Sonic Automotive, Inc.(b)		4.8750	11/15/31	862,741
					7,594,474
	SEMICONDUCTORS — 0.9%
1,500,000	Entegris Escrow Corporation(b)		4.7500	04/15/29	1,389,466

	SOFTWARE — 0.6%
1,000,000	Crowdstrike Holdings, Inc.		3.0000	02/15/29	863,296

	SPECIALTY FINANCE — 12.3%
2,000,000	Air Lease Corporation(c)	H15T5Y + 4.076%	4.6500	06/15/70	1,674,120

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 84.0% (Continued)
	SPECIALTY FINANCE — 12.3% (Continued)
1,000,000	Bread Financial Holdings, Inc.(b)		7.0000	01/15/26	$943,926
2,500,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	2,302,738
3,000,000	Burford Capital Global Finance, LLC(b)		9.2500	07/01/31	2,985,300
115,000	Freedom Mortgage Corporation(b)		8.1250	11/15/24	114,056
786,000	Freedom Mortgage Corporation(b)		8.2500	04/15/25	767,128
1,000,000	Freedom Mortgage Corporation(b)		6.6250	01/15/27	866,751
2,955,000	ILFC E-Capital Trust I(b),(c)	T30Y + 1.550%	7.0640	12/21/65	1,993,428
1,500,000	ILFC E-Capital Trust II(b),(c)	T30Y + 1.800%	7.3140	12/21/65	1,048,810
750,000	Ladder Capital Finance Holdings LLLP(b)		4.2500	02/01/27	652,303
700,000	LFS Topco, LLC(b)		5.8750	10/15/26	615,780
500,000	Nationstar Mortgage Holdings, Inc. (b)		6.0000	01/15/27	465,740
1,250,000	Nationstar Mortgage Holdings, Inc.(b)		5.5000	08/15/28	1,090,348
1,250,000	Nationstar Mortgage Holdings, Inc.(b)		5.7500	11/15/31	1,033,125
3,000,000	New Residential Investment Corporation(b)		6.2500	10/15/25	2,816,010
					19,369,563
	STEEL — 2.1%
500,000	Commercial Metals Company		4.3750	03/15/32	432,815
3,399,000	TMS International Corporation(b)		6.2500	04/15/29	2,858,661
					3,291,476
	TECHNOLOGY HARDWARE — 1.3%
300,000	Ciena Corporation(b)		4.0000	01/31/30	261,645
1,000,000	CommScope, Inc.(b)		8.2500	03/01/27	800,982
750,000	CommScope, Inc.(b)		7.1250	07/01/28	533,483
500,000	TTM Technologies, Inc.(b)		4.0000	03/01/29	425,505
					2,021,615
	TECHNOLOGY SERVICES — 1.1%
1,500,000	HealthEquity, Inc.(b)		4.5000	10/01/29	1,323,917
500,000	MSCI, Inc.(b)		3.6250	11/01/31	427,633
					1,751,550
	TRANSPORTATION & LOGISTICS — 0.7%
1,250,000	First Student Bidco, Inc. / First Transit Parent,(b)		4.0000	07/31/29	1,060,325

	TRANSPORTATION EQUIPMENT — 0.1%
125,000	Wabash National Corporation(b)		4.5000	10/15/28	108,546

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 84.0% (Continued)
	WHOLESALE - CONSUMER STAPLES — 1.4%
2,500,000	United Natural Foods, Inc.(b)	6.7500	10/15/28	$2,075,313

	TOTAL CORPORATE BONDS (Cost $143,930,735)			131,369,817

Shares
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
4,228,091	Fidelity Government Portfolio, Class I, 4.98% (Cost $4,228,091)(d)			4,228,091

	TOTAL INVESTMENTS - 98.9% (Cost $167,858,868)			$154,744,523
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%			1,664,129
	NET ASSETS - 100.0%			$156,408,652

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

T30Y	30 Year Treasury

(a)	Investment in affiliate.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the total market value of 144A securities is 113,858,932 or 72.8% of net assets.

(c)	Variable rate security; the rate shown represents the rate on June 30, 2023.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8%
	ADVERTISING & MARKETING - 0.3%
48,148	Tremor International Ltd. - ADR(a)	$346,666

	AEROSPACE & DEFENSE - 5.7%
18,501	Elbit Systems Ltd.	3,865,969
109,000	Leonardo DRS, Inc.(a)	1,890,060
		5,756,029
	APPAREL & TEXTILE PRODUCTS - 2.5%
22,063	Delta Galil Ltd.	863,138
20,000	Fox Wizel Ltd.	1,638,787
		2,501,925
	BANKING - 17.3%
102,000	Bank Hapoalim BM - ADR	4,197,300
518,000	Bank Leumi Le-Israel BM	3,855,930
63,300	First International Bank Of Israel Ltd.	2,462,729
602,000	Israel Discount Bank Ltd., Class A	2,988,560
112,000	Mizrahi Tefahot Bank Ltd.	3,725,880
		17,230,399
	BIOTECH & PHARMA - 1.2%
67,000	Enlight Renewable Energy Ltd.(a)	1,177,706

	CHEMICALS - 2.0%
353,902	ICL Group Ltd.	1,939,383

	CONSTRUCTION MATERIALS - 0.7%
213,000	Inrom Construction Industries Ltd.	736,167

	ELECTRIC UTILITIES - 2.9%
36,200	OrmatTechnologies, Inc.	2,912,681

	ELECTRICAL EQUIPMENT - 0.5%
12,800	Camtek Ltd.	456,064

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	ENGINEERING & CONSTRUCTION - 0.2%
80,000	Shikun & Binui Ltd.(a)	$170,322

	FOOD - 1.4%
63,000	Strauss Group Ltd.(a)	1,418,282

	HEALTH CARE FACILITIES & SERVICES - 1.7%
12,769	Danel Adir Yeoshua Ltd.	902,623
1,575,013	Novolog Ltd.	764,899
		1,667,522
	HOME & OFFICE PRODUCTS - 1.6%
116,585	Maytronics Ltd.	1,592,884

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
450,194	Tel Aviv Stock Exchange Ltd.(a)	2,326,035

	INSURANCE - 4.1%
132,000	Harel Insurance Investments & Financial Services	1,027,110
1,048,628	Migdal Insurance & Financial Holdings Ltd.	1,271,742
182,400	Phoenix Holdings Ltd. (The)	1,833,152
		4,132,004
	INTERNET MEDIA & SERVICES - 0.9%
38,000	Fiverr International Ltd.(a)	988,380

	LEISURE FACILITIES & SERVICES - 2.0%
20,300	Fattal Holdings 1998 Ltd.(a)	1,968,986

	MEDICAL EQUIPMENT & DEVICES - 1.5%
40,900	Inmode Ltd.(a)	1,527,615

	OIL & GAS PRODUCERS - 7.8%
350,000	DelekDrilling, L.P.	975,475
92,968	Energean plc	1,208,987
102,000	Energean plc	1,307,198
5,600	Israel Corp Ltd. (The)	1,467,234

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	OIL & GAS PRODUCERS - 7.8% (Continued)
2,350,000	Oil Refineries Ltd.	$670,813
8,000	Paz Oil Company Ltd.(a)	859,055
1,600,000	Ratio Energies Finance, L.P.	1,217,354
		7,706,116
	REAL ESTATE INVESTMENT TRUSTS - 1.3%
284,000	Reit 1 Ltd.	1,245,144

	REAL ESTATE OWNERS & DEVELOPERS - 9.2%
80,000	Alony HetzProperties & Investments Ltd.	622,923
237,000	Amot Investments Ltd.	1,242,421
36,500	Azrieli Group Ltd.	2,048,350
40,000	Elco Ltd.	1,370,602
160,000	Gav-Yam Lands Corp Ltd.	1,127,131
20,380	Melisron Ltd.	1,319,632
593,430	Mivne Real Estate KD Ltd.	1,444,348
		9,175,407
	RENEWABLE ENERGY - 2.2%
296,360	Energix-Renewable Energies Ltd.	959,507
4,700	SolarEdge Technologies, Inc.(a)	1,264,535
		2,224,042
	RETAIL - CONSUMER STAPLES - 2.2%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006	1,105,431
210,000	Shufersal Ltd.(a)	1,096,347
		2,201,778
	SEMICONDUCTORS - 6.3%
30,000	Nova Ltd.(a)	3,519,000
73,223	Tower Semiconductor Ltd.(a)	2,747,327
		6,266,327
	SOFTWARE - 14.1%
14,100	CyberArk Software Ltd.(a)	2,204,253
29,935	Hilan Ltd.	1,478,820
36,300	Mobileye Global, Inc., Class A(a)	1,394,646
23,700	Nice Ltd. - ADR(a)	4,894,050
41,000	One Software Technologies Ltd.	551,991

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	SOFTWARE - 14.1% (Continued)
55,300	Sapiens International Corp N.V.	$1,470,980
43,200	Varonis Systems, Inc.(a)	1,151,280
21,500	Verint Systems, Inc.(a)	753,790
		13,899,810
	TECHNOLOGY SERVICES - 2.1%
72,783	Magic Software Enterprises Ltd.	968,014
56,210	Matrix IT Ltd.	1,145,462
		2,113,476
	TELECOMMUNICATIONS - 0.5%
46,000	Cellcom Israel Ltd.(a)	158,736
74,000	Partner Communications Company Ltd.(a)	291,496
		450,232
	WHOLESALE - DISCRETIONARY - 1.3%
17,300	Tadiran Group Ltd.	1,312,996

	TOTAL COMMON STOCKS (Cost $63,061,518)	95,444,378

	SHORT-TERM INVESTMENTS — 4.5%
	MONEY MARKET FUND - 4.5%
4,446,563	Fidelity Government Portfolio, Class I, 4.99% (Cost $4,446,563)(b)	4,446,563

	TOTAL INVESTMENTS - 100.3% (Cost $67,508,081)	$99,890,941
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(300,180)
	NET ASSETS - 100.0%	$99,590,761

ADR	- American Depositary Receipt

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

SCHEDULE OF INVESTMENTS
TIMOTHY PLAN ISRAEL COMMON VALUES FUND
JUNE 30, 2023

Diversification of Assets
Country	% of Net Assets
Israel	86.6%
United States	6.7%
United Kingdom	2.5%
Total	95.8%
Money Market Funds	4.5%
Other Assets Less Liabilities -Net	(0.3)%
Grand Total	100.0%

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	CLOSED END FUNDS — 5.9%
	COMMODITY - 5.9%
579,000	Sprott Physical Silver Trust(a) (Cost $5,163,934)	$4,510,410

	COMMON STOCKS — 42.4%
	CHEMICALS - 2.0%
375	Albemarle Corporation	83,659
2,778	CF Industries Holdings, Inc.	192,849
1,853	FMC Corporation	193,342
6,014	ICL Group Ltd.	32,957
10,002	K+S A.G.	174,140
5,282	Mosaic Company (The)	184,870
5,109	Nutrien Ltd.	301,686
5,206	OCI N.V.	124,810
1,687	Sociedad Quimica y Minera de Chile S.A. - ADR	122,510
3,555	Yara International ASA	125,528
		1,536,351
	DATA CENTER REIT - 1.2%
8,000	Digital Realty Trust, Inc.	910,960

	DIVERSIFIED INDUSTRIALS - 0.1%
638	Pentair PLC	41,215

	ELECTRIC UTILITIES - 0.1%
503	Ormat Technologies, Inc.	40,471

	FOOD - 1.2%
2,563	Adecoagro S.A.	23,990
545	Cal-Maine Foods, Inc.	24,525
1,977	Darling Ingredients, Inc.(a)	126,113
3,940	Hormel Foods Corporation	158,467
1,749	Ingredion, Inc.	185,306
5,400	MEIJI Holdings Company Ltd.	120,443

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 42.4% (Continued)
	FOOD - 1.2% (Continued)
2,300	Morinaga Milk Industry Company Ltd.	$75,212
6,365	Mowi ASA	100,930
1,100	NH Foods Ltd.	29,742
4,700	Nissui Corporation	21,048
1,279	Pilgrim’s Pride Corporation(a)	27,486
841	Salmar ASA	33,919
		927,181
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
2,400	Canfor Corporation(a)	43,082
2,600	Interfor Corporation(a)	49,027
3,200	Sumitomo Forestry Company Ltd.	77,252
		169,361
	GAS & WATER UTILITIES - 1.0%
403	American States Water Company	35,061
929	American Water Works Company, Inc.	132,615
1,254	California Water Service Group	64,744
20,948	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	248,024
598	Essential Utilities, Inc.	23,866
1,154	Severn Trent plc	37,605
6,590	United Utilities Group plc	80,476
6,602	Veolia Environnement S.A.	208,565
		830,956
	HEALTH CARE FACILITIES & SERVICES - 0.3%
48,754	Brookdale Senior Living, Inc.(a)	205,742

	INDUSTRIAL REIT - 0.7%
2,900	EastGroup Properties, Inc.	503,440

	MACHINERY - 1.3%
1,310	AGCO Corporation	172,160
11,595	CNH Industrial N.V.	166,968
858	Deere & Company	347,653
16,900	Kubota Corporation	245,868
2,700	Kurita Water Industries Ltd.	102,815

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 42.4% (Continued)
	MACHINERY - 1.3% (Continued)
840	Weir Group plc (The)	$18,732
		1,054,196
	METALS & MINING - 4.2%
1,243	Agnico Eagle Mines Ltd.	62,125
2,934	Agnico Eagle Mines Ltd.	146,508
692	Alamos Gold, Inc., Class A	8,249
1,829	Alcoa Corporation	62,058
2,553	Anglo American PLC	72,398
1,172	AngloGold Ashanti Ltd. - ADR	24,717
1,391	Antofagasta plc	25,809
513	Aurubis A.G.	43,967
59,125	B2Gold Corporation	211,077
4,449	BHP Group Ltd. - ADR	265,472
2,352	Cameco Corporation	73,688
4,500	Capstone Copper Corporation(a)	20,415
3,247	Cia de Minas Buenaventura S.A.A - ADR	23,865
964	Cleveland-Cliffs, Inc.(a)	16,157
1,125	Compass Minerals International, Inc.	38,250
600	Endeavour Mining plc	14,380
180	Eramet S.A.	16,431
5,300	First Quantum Minerals Ltd.	125,386
507	Franco-Nevada Corporation	72,298
6,238	Freeport-McMoRan, Inc.	249,521
1,842	Hecla Mining Company	9,486
5,000	Hudbay Minerals, Inc.	23,967
2,500	Ivanhoe Mines Ltd.(a)	22,835
20,463	Kinross Gold Corporation	97,609
1,334	Lithium Americas Corporation(a)	26,960
22	Livent Corporation(a)	603
4,500	Mitsubishi Materials Corporation	80,579
2,026	MP Materials Corporation(a)	46,355
993	Newmont Corporation	42,361
21,491	Norsk Hydro ASA	127,743
1,934	Pan American Silver Corporation	28,198

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 42.4% (Continued)
	METALS & MINING - 4.2% (Continued)
6,548	Rio Tinto plc - ADR	$418,025
188	Royal Gold, Inc.	21,579
8,669	Sandstorm Gold Ltd.	44,385
34	Sibanye Stillwater Ltd. - ADR	212
881	Southern Copper Corporation	63,203
6,047	SSR Mining, Inc.	85,746
800	Sumitomo Metal Mining Company Ltd.	25,678
1,143	Teck Resources Ltd., Class B	48,093
22,215	Vale S.A. - ADR	298,125
1,660	Warrior Met Coal, Inc.	64,657
306	Wheaton Precious Metals Corporation	13,225
		3,162,395
	OFFICE REIT – 0.6%
18,000	Highwoods Properties, Inc.	430,380

	OIL & GAS PRODUCERS - 7.7%
5,196	Aker BP ASA	121,895
3,408	APA Corporation	116,451
8,400	ARC Resources Ltd.	112,044
40,200	Baytex Energy Corporation(a)	131,094
2,357	Callon Petroleum Company(a)	82,660
6,224	Canadian Natural Resources Ltd.	350,161
12,100	Cenovus Energy, Inc.	205,514
592	Chord Energy Corporation	91,050
1,338	Civitas Resources, Inc.	92,817
1,701	CNX Resources Corporation(a)	30,142
3,310	ConocoPhillips	342,949
4,962	Coterra Energy, Inc.	125,539
21,800	Crescent Point Energy Corporation	146,789
5,336	Devon Energy Corporation	257,942
1,189	Diamondback Energy, Inc.	156,187
3,518	Enerplus Corporation	50,905
1,525	Eni SpA - ADR	43,905
3,369	EOG Resources, Inc.	385,547

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 42.4% (Continued)
	OIL & GAS PRODUCERS - 7.7% (Continued)
127	EQT Corporation	$5,224
8,976	Equinor ASA - ADR	262,189
42	Hess Corporation	5,710
2,300	Imperial Oil Ltd.	117,680
24,000	Inpex Corporation	265,822
5,174	Kosmos Energy Ltd.(a)	30,992
1,380	Magnolia Oil & Gas Corporation, Class A	28,842
6,233	Marathon Oil Corporation	143,484
1,615	Matador Resources Company	84,497
9,700	MEG Energy Corporation(a)	153,767
1,677	Murphy Oil Corporation	64,229
1,901	Occidental Petroleum Corporation	111,779
650	Ovintiv, Inc.	24,746
2,800	Parex Resources, Inc.	56,138
1,975	PDC Energy, Inc.	140,502
13,405	Petroleo Brasileiro S.A. - ADR	185,391
1,256	Pioneer Natural Resources Company	260,218
2,900	PrairieSky Royalty Ltd.	50,700
1,670	Range Resources Corporation	49,098
3,139	SM Energy Company	99,287
9,131	Southwestern Energy Company(a)	54,877
7,100	Suncor Energy, Inc.	208,273
2,403	TotalEnergies S.E.	137,798
3,100	Tourmaline Oil Corporation	146,069
14,900	Vermilion Energy, Inc.	185,810
14,500	Whitecap Resources, Inc.	101,466
		5,818,179
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
3,881	Baker Hughes Company	122,678
2,561	ChampionX Corporation	79,493
3,524	Halliburton Company	116,257
770	Helmerich & Payne, Inc.	27,297
7,939	Liberty Oilfield Services, Inc., Class A	106,144
1,425	NOV, Inc.	22,857

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 42.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.1% (Continued)
3,391	Patterson-UTI Energy, Inc.	$40,590
4,683	Schlumberger Ltd.	230,029
18,096	Transocean Ltd.(a)	126,853
		872,198
	REAL ESTATE INVESTMENT TRUSTS - 17.1%
19,500	American Homes 4 Rent, Class A	691,275
16,000	Americold Realty Trust, Inc.	516,800
10,000	Armada Hoffler Properties, Inc.	116,800
5,800	AvalonBay Communities, Inc.	1,097,766
5,500	Camden Property Trust	598,785
10,000	Crown Castle, Inc.	1,139,400
19,000	CTO Realty Growth, Inc.	325,660
1,150	Equinix, Inc.	901,531
22,000	InvenTrust Properties Corporation	509,080
4,800	Life Storage, Inc.	638,208
19,000	Plymouth Industrial REIT, Inc.	437,380
930	PotlatchDeltic Corporation	49,151
11,000	Prologis, Inc.	1,348,930
2,750	Public Storage	802,670
2,865	Rayonier, Inc.	89,961
3,700	SBA Communications Corporation, A	857,512
40,000	SITE Centers Corporation	528,800
4,550	Sun Communities, Inc.	593,593
18,000	Ventas, Inc.	850,860
11,000	Welltower, Inc.	889,790
5,069	Weyerhaeuser Company	169,862
		13,153,814
	RENEWABLE ENERGY - 0.5%
155	Array Technologies, Inc.(a)	3,503
2,006	Atlantica Sustainable Infrastructure plc	47,021
2,867	Daqo New Energy Corporation - ADR(a)	113,820
508	Enphase Energy, Inc.(a)	85,080
404	First Solar, Inc.(a)	76,796
1,733	Green Plains, Inc.(a)	55,872

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 42.4% (Continued)
	RENEWABLE ENERGY - 0.5% (Continued)
183	SolarEdge Technologies, Inc.(a)	$49,236
		431,328
	RESIDENTIAL REIT - 1.9%
7,000	Equity Residential	461,790
28,000	Invitation Homes, Inc.	963,200
		1,424,990
	SEMICONDUCTORS - 0.1%
7,400	SUMCO Corporation	104,017

	STEEL - 0.8%
873	ArcelorMittal S.A. - ADR	23,868
1,303	ATI, Inc.(a)	57,632
1,374	Gerdau S.A. - ADR	7,172
2,200	JFE Holdings, Inc.	31,259
850	Nucor Corporation	139,383
2,000	OSAKA Titanium Technologies Company Ltd.	40,755
140	Reliance Steel & Aluminum Company	38,023
1,024	Steel Dynamics, Inc.	111,544
1,300	Stelco Holdings, Inc.	42,413
1,624	Ternium S.A. - ADR	64,392
4,041	United States Steel Corporation	101,065
		657,506
	WHOLESALE - CONSUMER STAPLES - 0.3%
2,308	Bunge Ltd.	217,760

	TOTAL COMMON STOCKS (Cost $32,251,140)	32,492,440

	EXCHANGE-TRADED FUNDS — 10.2%
	EQUITY - 7.6%
240,000	Timothy Plan Market Neutral ETF(b)	5,839,608

	SPECIALTY - 2.6%
106,000	Invesco DB US Dollar Index Bearish Fund	1,993,860

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares				Fair Value
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,005,175)			$7,833,468

	PRECIOUS METALS - PHYSICAL HOLDING — 15.4%
	PRECIOUS METAL - 15.4%
6,143	GOLD BARS - XAU BGN CURNCY(a) (Cost $7,240,876)			11,785,130

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 22.3%
	U.S. TREASURY INFLATION PROTECTED — 22.3%
2,013,007	United States Treasury Inflation Indexed Bonds	0.6250	01/15/24	2,006,587
2,039,475	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	2,046,507
2,193,165	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	2,194,136
2,151,075	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,192,114
1,970,898	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,869,121
935,366	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	937,456
1,457,329	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,398,819
1,477,036	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,542,515
1,608,964	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	1,449,547
321,041	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	349,159
1,545,540	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	1,043,673
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $18,972,552)			17,029,634

Shares
	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
2,754,122	Fidelity Government Portfolio, Class I, 4.98% (Cost $2,754,122)(c)			2,754,122

	TOTAL INVESTMENTS - 99.8% (Cost $74,387,799)			$76,405,204
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			131,707
	NET ASSETS - 100.0%			$76,536,911

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 62.5%
	EQUITY - 62.5%
120,406	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,738,622
220,056	Timothy Plan International ETF(a)	5,551,969
212,700	Timothy Plan Market Neutral ETF(a)	5,175,353
227,939	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	5,240,272
94,023	Timothy Plan US Small Cap Core ETF(a)	2,997,829
	TOTAL EXCHANGE-TRADED FUNDS (Cost$21,897,046)	21,704,045

	OPEN END FUNDS — 35.0%
	EQUITY -8.3%
247,297	Timothy Plan International Fund, Class A(a)	2,871,118

	FIXED INCOME - 17.7%
452,351	Timothy Plan Fixed Income Fund, Class A(a)	4,084,726
244,247	Timothy Plan High Yield Bond Fund, Class A(a)	2,063,886
		6,148,612
	MIXED ALLOCATION -9.0%
238,200	Timothy Plan Defensive Strategies Fund, Class A(a)	3,110,887

	TOTAL OPEN END FUNDS (Cost$12,583,323)	12,130,617

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS -2.4%
820,715	Fidelity Government Portfolio, Class I, 4.98% (Cost $820,715)(b)	820,715

	TOTAL INVESTMENTS -99.9% (Cost $35,301,084)	$34,655,377
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	19,258
	NET ASSETS -100.0%	$34,674,635

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN CONSERVATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8%
	EQUITY - 47.8%
108,260	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,462,363
148,144	Timothy Plan International ETF(a)	3,737,643
253,600	Timothy Plan Market Neutral ETF(a)	6,170,519
218,186	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	5,016,053
70,305	Timothy Plan US Small Cap Core ETF(a)	2,241,605
	TOTAL EXCHANGE-TRADED FUNDS (Cost$19,943,998)	19,628,183

	OPEN END FUNDS — 49.2%
	EQUITY -5.8%
203,500	Timothy Plan International Fund, Class A(a)	2,362,635

	FIXED INCOME - 36.3%
1,353,057	Timothy Plan Fixed Income Fund, Class A(a)	12,218,102
316,595	Timothy Plan High Yield Bond Fund, Class A(a)	2,675,227
		14,893,329
	MIXED ALLOCATION - 7.1%
221,692	Timothy Plan Defensive Strategies Fund, Class A(a)	2,895,298

	TOTAL OPEN END FUNDS (Cost $21,736,326)	20,151,262

	SHORT-TERM INVESTMENTS — 2.9%
	MONEY MARKET FUNDS -2.9%
1,207,514	Fidelity Government Portfolio, Class I, 4.98% (Cost $1,207,514)(b)	1,207,514

	TOTAL INVESTMENTS -99.9% (Cost $42,887,838)	$40,986,959
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	59,948
	NET ASSETS -100.0%	$41,046,907

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 42.9%
	EQUITY - 42.9%
295,000	Timothy Plan High Dividend Stock Enhanced ETF(a)			$6,709,745
27,500	Timothy Plan High Dividend Stock ETF(a)			866,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost$8,197,972)			7,575,945

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 16.5%
	CHEMICALS —1.7%
59,000	LYB International Finance BV	4.0000	07/15/23	58,920
85,000	Nutrien Ltd.	4.0000	12/15/26	81,526
195,000	Nutrien Ltd.	2.9500	05/13/30	169,215
				309,661
	COMMERCIAL SUPPORT SERVICES —0.7%
70,000	Republic Services, Inc.	5.0000	04/01/34	69,814
50,000	Waste Management, Inc.	4.6250	02/15/33	48,954
				118,768
	ELECTRIC UTILITIES — 2.2%
245,000	American Electric Power Company, Inc.	3.2000	11/13/27	226,249
45,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	44,255
95,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	94,668
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,096
				386,268
	GAS & WATER UTILITIES —1.3%
240,000	NiSource, Inc.	3.4900	05/15/27	225,734

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	52,290

	MACHINERY — 1.5%
100,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	98,413
170,000	John Deere Capital Corporation	4.3500	09/15/32	166,745
				265,158

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 16.5% (Continued)
	METALS & MINING — 1.4%
120,000	BHP Billiton Finance USA Ltd.	4.9000	02/28/33	$119,476
120,000	Rio Tinto Finance USA plc	5.0000	03/09/33	120,913
				240,389
	OIL & GAS PRODUCERS —3.4%
85,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	82,940
220,000	Energy Transfer Operating, L.P.	6.2500	04/15/49	214,331
125,000	Energy Transfer, L.P.	5.7500	02/15/33	125,807
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	71,154
115,000	Phillips 66 Company	3.6050	02/15/25	110,945
				605,177
	REAL ESTATE INVESTMENT TRUSTS —1.5%
170,000	Digital Realty Trust, L.P.	3.7000	08/15/27	156,091
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	107,554
				263,645
	RETAIL - CONSUMER STAPLES — 0.9%
175,000	Dollar General Corporation	4.1250	05/01/28	166,259

	TRANSPORTATION & LOGISTICS — 1.6%
55,000	Canadian Pacific Railway Company	2.9000	02/01/25	52,750
240,000	CSX Corporation	3.2500	06/01/27	225,774
				278,524

	TOTAL CORPORATE BONDS (Cost $3,011,800)			2,911,873

	NON U.S. GOVERNMENT & AGENCIES — 1.3%
	LOCAL AUTHORITY — 1.3%
250,000	Province of Ontario Canada (Cost $245,005)	2.5000	04/27/26	234,986

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.9%
	AGENCY FIXED RATE — 18.1%
113,267	Fannie Mae Pool FM5537	2.0000	01/01/36	$100,497
75,785	Fannie Mae Pool MA4316	2.5000	04/01/36	69,001
61,492	Fannie Mae Pool MA4333	2.0000	05/01/41	52,365
21,451	Fannie Mae Pool MA4475	2.5000	10/01/41	18,648
63,907	Fannie Mae Pool MA4617	3.0000	04/01/42	57,397
50,587	Fannie Mae Pool FM4053	2.5000	08/01/50	43,325
53,407	Fannie Mae Pool CA8897	3.0000	02/01/51	47,524
8,094	Fannie Mae Pool MA4258	3.5000	02/01/51	7,425
20,828	Fannie Mae Pool FM6550	2.0000	03/01/51	17,164
46,764	Fannie Mae Pool FS1564	2.0000	04/01/51	38,307
40,973	Fannie Mae Pool CB0855	3.0000	06/01/51	36,170
108,381	Fannie Mae Pool FS1807	3.5000	07/01/51	99,895
49,700	Fannie Mae Pool FS4624	2.5000	11/01/51	42,400
54,963	Fannie Mae Pool CB2857	2.5000	02/01/52	46,974
103,688	Fannie Mae Pool CB3486	3.5000	05/01/52	94,594
73,313	Fannie Mae Pool FS1704	4.0000	05/01/52	69,271
130,095	Fannie Mae Pool BV9960	4.0000	06/01/52	122,354
109,798	Fannie Mae Pool FS3071	3.0000	07/01/52	97,538
106,424	Fannie Mae Pool FS3392	4.0000	09/01/52	99,927
95,485	Fannie Mae Pool FS3159	4.5000	10/01/52	92,259
93,922	Fannie Mae Pool FS4075	5.0000	04/01/53	92,630
44,773	Fannie Mae Pool FS4621	5.0000	06/01/53	44,102
50,568	Ginnie Mae I Pool 723248	5.0000	10/15/39	50,862
52,424	Ginnie Mae I Pool 783403	3.5000	09/15/41	49,459
44,773	Ginnie Mae II Pool MA3376	3.5000	01/20/46	42,013
33,506	Ginnie Mae II Pool MA3596	3.0000	04/20/46	30,496
28,780	Ginnie Mae II Pool MA3663	3.5000	05/20/46	26,989
37,261	Ginnie Mae II Pool MA3736	3.5000	06/20/46	34,955
12,690	Ginnie Mae II Pool MA4509	3.0000	06/20/47	11,500
35,574	Ginnie Mae II Pool MA4652	3.5000	08/20/47	33,248
33,536	Ginnie Mae II Pool MA4719	3.5000	09/20/47	31,331
64,083	Ginnie Mae II Pool MA4778	3.5000	10/20/47	59,984
24,754	Ginnie Mae II Pool MA6092	4.5000	08/20/49	24,041
19,165	Ginnie Mae II Pool MA6156	4.5000	09/20/49	18,677

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.9% (Continued)
	AGENCY FIXED RATE — 18.1% (Continued)
45,384	Ginnie Mae II Pool BN2662	3.0000	10/20/49	$40,604
20,416	Ginnie Mae II Pool MA6221	4.5000	10/20/49	19,961
18,695	Ginnie Mae II Pool MA6478	5.0000	02/20/50	18,678
22,347	Ginnie Mae II Pool MA6544	4.5000	03/20/50	21,857
14,312	Ginnie Mae II Pool MA6545	5.0000	03/20/50	14,301
100,330	Ginnie Mae II Pool MA6598	2.5000	04/20/50	87,499
22,352	Ginnie Mae II Pool MA6600	3.5000	04/20/50	20,828
20,368	Ginnie Mae II Pool MA6601	4.0000	04/20/50	19,423
26,185	Ginnie Mae II Pool MA6603	5.0000	04/20/50	26,160
48,632	Ginnie Mae II Pool MA7255	2.5000	03/20/51	42,266
39,551	Ginnie Mae II Pool MA7418	2.5000	06/20/51	34,301
60,103	Ginnie Mae II Pool MA7419	3.0000	06/20/51	53,963
53,352	Ginnie Mae II Pool MA7472	2.5000	07/20/51	46,188
67,715	Ginnie Mae II Pool CE1974	3.0000	08/20/51	61,255
75,218	Ginnie Mae II Pool CE1990	2.5000	09/20/51	65,065
135,615	Ginnie Mae II Pool MA7705	2.5000	11/20/51	117,384
140,443	Ginnie Mae II Pool MA7768	3.0000	12/20/51	125,742
58,833	Ginnie Mae II Pool MA7829	3.5000	01/20/52	54,308
78,304	Ginnie Mae II Pool MA7939	4.0000	03/20/52	74,084
143,250	Ginnie Mae II Pool MA7987	2.5000	04/20/52	124,032
136,907	Ginnie Mae II Pool MA8098	3.0000	06/20/52	122,438
111,714	Ginnie Mae II Pool MA8268	4.5000	09/20/52	107,934
94,562	Ginnie Mae II Pool MA8800	5.0000	04/20/53	93,020
	TOTAL AGENCY FIXED RATE (Cost $3,441,810)			3,194,613

	U.S. TREASURY NOTES — 19.8%
210,000	United States Treasury Note	2.2500	11/15/24	201,641
265,000	United States Treasury Note	2.0000	08/15/25	249,959
565,000	United States Treasury Note	0.6250	07/31/26	503,225
600,000	United States Treasury Note	1.2500	09/30/28	519,211
640,000	United States Treasury Note	1.2500	08/15/31	524,950
540.000	United States Treasury Note	3.500	02/15/33	525,741
430,000	United States Treasury Note	1.7500	08/15/41	301,554
250,000	United States Treasury Note	2.0000	08/15/51	170,098

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.9% (Continued)
	U.S. TREASURY NOTES — 19.8% (Continued)
520,000	United States Treasury Note	3.6250	02/15/53	$498,225
	TOTAL U.S. TREASURY NOTES (Cost $3,545,675)			3,494,604

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost$6,987,485 )			6,689,217

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
200,992	Fidelity Government Portfolio, Class I, 4.98% (Cost $200,992)(b)			200,992

	TOTAL INVESTMENTS - 99.7% (Cost $18,643,254)			$17,613,013
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			52,176
	NET ASSETS - 100.0%			$17,665,189

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.